Significant Risks and Uncertainties Including Business and Credit Concentrations (Tables)	12 Months Ended
Dec. 31, 2023
Significant Risks and Uncertainties Including Business and Credit Concentrations
Schedule consolidated revenues and percentages of revenues for customers

	Year Ended December 31,
(U.S. Dollars in thousands)	2023		2022		2021
Eni Trading and Shipping S.p.A.	$—	0%	$36,256	14%	$43,823	16%
Fronape International Company, a subsidiary of Petrobras Transporte S.A.	51,743	18%	45,975	17%	45,115	17%
Equinor ASA	36,563	13%	24,828	9%	17,897	7%
Repsol Sinopec Brasil, B.V., a subsidiary of Repsol Sinopec Brasil, S.A.	36,946	13%	37,571	14%	37,030	14%
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell	33,019	12%	12,546	5%	59,825	22%
Galp Sinopec Brasil Services BV	464	0%	16,621	6%	35,622	13%
KNOT	28,682	10%	19,220	7%	6,566	2%
Chartering and Shipping Service S.A., a subsidiary of TotalEnergies	$41,030	14%	$25,352	9%	$—	0%